Average Annual Total Returns - 13D Activist Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.91%	7.26%	10.40%
Russell 2000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.81%	6.09%	9.62%
13D Activist Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes with sales load
Average Annual Return, Percent		(3.09%)	1.00%	7.38%
13D Activist Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		2.08%	1.74%	7.22%
13D Activist Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		return before taxes
Average Annual Return, Percent		3.06%	2.76%	8.29%
13D Activist Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.97%	1.25%	7.04%
13D Activist Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.58%	2.05%	6.62%

[1]	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations. It is a market cap-weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of US-based listed equities. Investors cannot invest directly into the index.
[2]	The Russell 2000 Total Return Index is a broad index, featuring 2,000 stocks that cover the small market capitalizations. It is a market cap-weighted index that includes the smallest 2,000 companies covered in the Russell 3000 universe of US-based listed equities. This index has been selected as the Fund’s primary benchmark because it is more reflective of the Fund’s portfolio holdings. Investors cannot invest directly in an index or benchmark.